Schedule III — Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	$ 67,055	$ 65,272
Reserve for unpaid loss and loss adjustment expenses	794,243	712,098
Unearned premiums	465,244	443,525
Gross written premiums	700,146	688,678	$ 581,983
Investment income	51,883	40,460	20,947
Net loss and loss adjustment expenses	(216,112)	(189,087)	(157,562)
Net policy acquisition expenses	(79,535)	(74,976)	(70,199)
General and administrative expenses	(90,362)	(78,927)	(67,243)
Net written premiums	489,549	497,213	392,825
Long-tail
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	31,608	33,386
Reserve for unpaid loss and loss adjustment expenses	396,391	356,995
Unearned premiums	174,013	180,410
Gross written premiums	204,428	226,862	233,046
Investment income	0	0	0
Net loss and loss adjustment expenses	(78,741)	(69,250)	(50,530)
Net policy acquisition expenses	(28,073)	(31,160)	(33,066)
General and administrative expenses	0	0	0
Net written premiums	136,245	152,962	167,491
Short-tail
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	32,725	28,984
Reserve for unpaid loss and loss adjustment expenses	329,151	305,731
Unearned premiums	272,535	245,500
Gross written premiums	412,335	400,682	317,412
Investment income	0	0	0
Net loss and loss adjustment expenses	(103,249)	(93,085)	(89,942)
Net policy acquisition expenses	(40,488)	(35,997)	(31,525)
General and administrative expenses	0	0	0
Net written premiums	271,405	283,117	193,809
Reinsurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	2,722	2,902
Reserve for unpaid loss and loss adjustment expenses	68,701	49,372
Unearned premiums	18,696	17,615
Gross written premiums	83,383	61,134	31,525
Investment income	0	0	0
Net loss and loss adjustment expenses	(34,122)	(26,752)	(17,090)
Net policy acquisition expenses	(10,974)	(7,819)	(5,608)
General and administrative expenses	0	0	0
Net written premiums	81,899	61,134	31,525
Corporate and other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs, net of ceding commission	0	0	0
Reserve for unpaid loss and loss adjustment expenses	0	0	0
Unearned premiums	0	0	0
Gross written premiums	0	0	0
Investment income	51,883	40,460	20,947
Net loss and loss adjustment expenses	0	0	0
Net policy acquisition expenses	0	0	0
General and administrative expenses	(90,362)	(78,927)	(67,243)
Net written premiums	$ 0	$ 0	$ 0